Interest-bearing loans and borrowings - long term - Summary of non convertible debentures (Secured) (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 INR (₨) shares
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Net of transaction cost	₨ 71,629	$ 871	₨ 84,262
Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Transaction Cost	2,990	36	242
Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Net of transaction cost	₨ 68,639	$ 835	₨ 84,020
Tranche One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche One | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	2,655	2,655	3,025
Net of transaction cost	₨ 2,655	$ 32	₨ 3,025
Interest rate %	9.75%	9.75%
Earliest redemption date	Sep. 30, 2023
Last date of repayment	Oct. 31, 2026	Oct. 31, 2026
Terms of repayment	Half yearly
Tranche Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Two | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	422
Net of transaction cost	₨ 0	$ 0	₨ 422
Interest rate %	8.55%	8.55%
Earliest redemption date	Sep. 30, 2022
Last date of repayment	Sep. 30, 2022	Sep. 30, 2022
Terms of repayment	Half yearly
Tranche Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Three | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,728	1,728	2,031
Net of transaction cost	₨ 1,728	$ 21	₨ 2,031
Interest rate %	9.05%	9.05%
Earliest redemption date	Sep. 30, 2023
Last date of repayment	Sep. 30, 2034	Sep. 30, 2034
Terms of repayment	Half yearly
Tranche Four | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Four | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	4,012	4,012	3,675
Net of transaction cost	₨ 4,013	$ 49	₨ 3,675
Interest rate %	9.15%	9.15%
Earliest redemption date	Sep. 30, 2023
Last date of repayment	Sep. 30, 2034	Sep. 30, 2034
Terms of repayment	Half yearly
Tranche Five | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Five | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	2,000
Net of transaction cost	₨ 0	$ 0	₨ 2,000
Interest rate %	4.25%	4.25%
Earliest redemption date	Oct. 26, 2022
Last date of repayment	Oct. 26, 2022	Oct. 26, 2022
Terms of repayment	Bullet
Tranche Six | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Six | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	1,500
Net of transaction cost	₨ 0	$ 0	₨ 1,500
Interest rate %	12.69%	12.69%
Earliest redemption date	Sep. 27, 2022
Last date of repayment	Sep. 27, 2022	Sep. 27, 2022
Terms of repayment	Bullet
Tranche Seven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Seven | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	3,738
Net of transaction cost	₨ 0	$ 0	₨ 3,738
Interest rate %	8.55%	8.55%
Earliest redemption date	Aug. 31, 2022
Last date of repayment	Aug. 31, 2022	Aug. 31, 2022
Terms of repayment	Bullet
Tranche Eight | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Eight | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	5,159	5,159	5,159
Net of transaction cost	₨ 5,159	$ 63	₨ 5,159
Interest rate %	8.46%	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Nine | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Nine | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,747	1,747	1,747
Net of transaction cost	₨ 1,747	$ 21	₨ 1,747
Interest rate %	8.46%	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Ten | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Ten | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,674	1,674	1,674
Net of transaction cost	₨ 1,674	$ 20	₨ 1,674
Interest rate %	8.46%	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Eleven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Eleven | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	440	440	440
Net of transaction cost	₨ 440	$ 5	₨ 440
Interest rate %	8.46%	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twelve | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twelve | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	5,948	5,948	5,948
Net of transaction cost	₨ 5,948	$ 72	₨ 5,948
Interest rate %	8.46%	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Thirteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	2,972	2,972	2,972
Net of transaction cost	₨ 2,972	$ 36	₨ 2,972
Interest rate %	8.46%	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Fourteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Fourteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,197	1,197	1,197
Net of transaction cost	₨ 1,197	$ 15	₨ 1,197
Interest rate %	8.46%	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Fifteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Fifteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,189	1,189	1,189
Net of transaction cost	₨ 1,189	$ 14	₨ 1,189
Interest rate %	8.46%	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Sixteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Sixteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,188	1,188	1,188
Net of transaction cost	₨ 1,188	$ 14	₨ 1,188
Interest rate %	8.46%	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Seventeen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Seventeen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	1,199
Net of transaction cost	₨ 1,199	$ 15	₨ 1,199
Interest rate %	8.46%	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Eighteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Eighteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	1,196
Net of transaction cost	₨ 1,196	$ 15	₨ 1,196
Interest rate %	8.46%	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Nineteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Nineteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,548	1,548	1,548
Net of transaction cost	₨ 1,548	$ 19	₨ 1,548
Interest rate %	6.03%	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Twenty | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	6,765	6,765	6,765
Net of transaction cost	₨ 6,765	$ 82	₨ 6,765
Interest rate %	6.03%	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Twenty One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty One | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,835	3,835	3,835
Net of transaction cost	₨ 3,835	$ 47	₨ 3,835
Interest rate %	6.03%	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Twenty Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Two | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	11,721	11,721	11,721
Net of transaction cost	₨ 11,721	$ 143	₨ 11,721
Interest rate %	6.03%	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Twenty Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Three | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,736	1,736	1,736
Net of transaction cost	₨ 1,736	$ 21	₨ 1,736
Interest rate %	6.03%	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Twenty Four | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Four | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,663	3,663	3,663
Net of transaction cost	₨ 3,663	$ 45	₨ 3,663
Interest rate %	6.03%	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Twenty Five | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Five | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	4,432	4,432	4,432
Net of transaction cost	₨ 4,432	$ 54	₨ 4,432
Interest rate %	6.03%	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Twenty Six | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Six | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	10,020
Net of transaction cost	₨ 0	$ 0	₨ 10,020
Interest rate %	7.75%	7.75%
Earliest redemption date	Mar. 31, 2023
Last date of repayment	Mar. 31, 2023	Mar. 31, 2023
Terms of repayment	Bullet
Tranche Twenty Seven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Seven | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	36,732,513	36,732,513	0
Net of transaction cost	₨ 367	$ 4	₨ 0
Interest rate %	11.50%	11.50%
Earliest redemption date	Dec. 05, 2052
Last date of repayment	Dec. 05, 2052	Dec. 05, 2052
Terms of repayment	Bullet
Tranche Twenty Eight | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Eight | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	26,661,237	26,661,237	0
Net of transaction cost	₨ 267	$ 3	₨ 0
Interest rate %	11.50%	11.50%
Earliest redemption date	Feb. 16, 2053
Last date of repayment	Feb. 16, 2053	Feb. 16, 2053
Terms of repayment	Bullet
Tranche Twenty Nine | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Nine | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	20,000	20,000	0
Net of transaction cost	₨ 2,000	$ 24	₨ 0
Interest rate %	9.30%	9.30%
Earliest redemption date	Jun. 01, 2026
Last date of repayment	Jun. 01, 2026	Jun. 01, 2026
Terms of repayment	Bullet